DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK
We had transaction-based revenues from individual market makers in excess of 10% of total revenues, as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Market maker:
Citadel Securities, LLC	36%	14%	34%	21%
Tai Mo Shan Limited(1)	1%	29%	2%	20%
Entities affiliated with Susquehanna International Group, LLP(2)	21%	9%	20%	11%
Entity affiliated with Jane Street Group	1%	12%	1%	9%
Entities affiliated with Wolverine Holdings, L.P.(3)	8%	8%	10%	8%
All others individually less than 10%	10%	7%	9%	11%
Total as percentage of total revenue:	77%	79%	76%	80%
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(1)Member of Jump Trading Group
(2)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(3)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC

We had revenues from market makers in excess of 10% of total revenues, as follows:

	Year Ended December 31,
	2019	2020
Market maker:
Citadel Securities, LLC	29%	34%
Entities affiliated with Susquehanna International Group, LLP(1)	13%	18%
Entities affiliated with Wolverine Holdings, L.P.(2)	12%	10%
All others individually less than 10%	8%	13%
Total as percentage of total revenue:	62%	75%
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(1)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(2)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC